Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 17, 2022	Dec. 31, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 21, 2023	Aug. 17, 2023	Aug. 14, 2023	Aug. 02, 2023	Jul. 03, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 28, 2021
Senior Secure Notes Due 2029
Related Party Transaction [Line Items]
Principal amount					$ 35,000,000			$ 35,500,000
Subscription Agreement
Related Party Transaction [Line Items]
Proceeds from issuance of securities	$ 6,000,000
Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Percentage of shares transferred												75.00%
Percentage of shares retained												25.00%
Equity method investment ownership percentage			7.00%	10.00%						13.00%	13.00%
Other Liabilities			$ 400,000	$ 113,012						$ 0	$ 0
GlobalX Ground Team, LLC
Related Party Transaction [Line Items]
Equity method investment ownership percentage									50.00%
GlobalX 321 Aircraft Acquisition Corp
Related Party Transaction [Line Items]
Equity method investment ownership percentage							100.00%
GlobalX 320 Aircraft Acquisition Corp
Related Party Transaction [Line Items]
Equity method investment ownership percentage						100.00%
One Passenger Aircraft
Related Party Transaction [Line Items]
Advance payments to affiliate		$ 250,000
GlobalX
Related Party Transaction [Line Items]
Other Liabilities			0	30,625						100,000	33,246
Smartlynx Airlines Malta Limited | Other Assets
Related Party Transaction [Line Items]
Advanced payments				250,000							250,000
Flights flown by global
Related Party Transaction [Line Items]
Other Liabilities			0	180,838						0	0
Flights flown by global | Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Other Liabilities			$ 1,200,000	862,552						$ 0
S Revista, S Communications and LM & Associates
Related Party Transaction [Line Items]
Other Liabilities				$ 78,450							$ 0